Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2017
Prospectus Date	rr_ProspectusDate	Jun. 16, 2017
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated June 16, 2017
to the Statutory Prospectus dated April 7, 2017, as revised on May 2, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Performance Table Heading	rr_PerformanceTableHeading	In the Performance section, delete the last row of the Average Annual Total Returns table and replace with the following:
Principal Funds Inc | Global Multi-Strategy Fund [Member] | HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index [Member]
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	HFRI (Hedge Fund Research Inc.) Fund-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.20%